Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Restricted Stock Units (RSUs) [Member]	Restricted Stock [Member]	Common Stock [Member]	Common Stock [Member] Restricted Stock Units (RSUs) [Member]	Common Stock [Member] Restricted Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Restricted Stock Units (RSUs) [Member]	Additional Paid-in Capital [Member] Restricted Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Convertible Preferred Stock [Member]
Beginning balance (Shares) at Dec. 31, 2020				17,995,354
Beginning balance at Dec. 31, 2020	$ 49,683			$ 2			$ 165,486			$ (115,808)	$ 3
Balance at the beginning before retroactive application of recapitalization (in Shares) at Dec. 31, 2020												145,130,628
Balance at the beginning before retroactive application of recapitalization at Dec. 31, 2020												$ 158,707
Balance at the beginning before retroactive application of recapitalization (in Shares) at Dec. 31, 2020				30,521,693
Balance at the beginning before retroactive application of recapitalization at Dec. 31, 2020	(109,024)			$ 31			6,750			(115,808)	3
Retroactive application of recapitalization (in Shares)												(145,130,628)
Retroactive application of recapitalization												$ (158,707)
Retroactive application of recapitalization, value	158,707			$ (29)			158,736
Recapitalization Common Stock, Shares				(12,526,339)
Exercise of stock options (Shares)				56,238
Exercise of stock options	98						98
Stock-based compensation	1,143						1,143
Net loss	(28,916)									(28,916)
Other comprehensive gain (loss)	(7)										(7)
Ending balance (Shares) at Dec. 31, 2021												0
Ending balance at Dec. 31, 2021												$ 0
Ending balance (Shares) at Dec. 31, 2021				18,051,592
Ending balance at Dec. 31, 2021	22,001			$ 2			166,727			(144,724)	(4)
Balance at the beginning before retroactive application of recapitalization (in Shares) at Dec. 31, 2021												145,130,628
Balance at the beginning before retroactive application of recapitalization at Dec. 31, 2021												$ 158,707
Balance at the beginning before retroactive application of recapitalization (in Shares) at Dec. 31, 2021				31,070,665
Balance at the beginning before retroactive application of recapitalization at Dec. 31, 2021	(136,706)			$ 31			7,991			(144,724)	(4)
Retroactive application of recapitalization (in Shares)												(145,130,628)
Retroactive application of recapitalization												$ (158,707)
Retroactive application of recapitalization, value	158,707			$ (29)			158,736
Recapitalization Common Stock, Shares				(13,019,073)
Merger and private offering, net, Shares				3,143,464
Merger and private offering	8,468						8,468
Common stock issuance to Lincoln Park	$ 5,410						5,410
Common stock of BCAC				1,266,684
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures					80,668	23,518
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures		$ 326	$ 242					$ 326	$ 242
Exercise of stock options (Shares)	75,550			75,550
Exercise of stock options	$ 110						110
Exercise of common stock warrant (in shares)				4,539
Reclassification of preferred stock warrant	2						2
Stock-based compensation	1,883						1,883
Net loss	(32,069)									(32,069)
Other comprehensive gain (loss)	4										4
Ending balance (Shares) at Dec. 31, 2022												0
Ending balance at Dec. 31, 2022												$ 0
Ending balance (Shares) at Dec. 31, 2022				22,646,015
Ending balance at Dec. 31, 2022	$ 6,377			$ 2			$ 183,168			$ (176,793)	$ 0